STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A common stock Common Stock	Class A common stock	Class B common stock Common Stock	Class B common stock	Additional Paid-in Capital	Accumulated deficit	Subscription note receivable, affiliates	Total
Balance at Mar. 13, 2018	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Mar. 13, 2018	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class B shares issued	$ 0		$ 694		306	0	(1,000)	0
Class B shares issued (in shares)			6,943,125
Balance at Dec. 31, 2018	$ 0		$ 694		306	0	(1,000)	0
Balance (in shares) at Dec. 31, 2018	0		6,943,125
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0		$ 0		0	0	0	0
Balance at Dec. 31, 2019	0	$ 0	$ 694	$ 694	306	0	(1,000)	0
Balance (in shares) at Dec. 31, 2019		0	6,943,125	6,943,125
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 0		$ 0	0	0	0	0
Balance at Mar. 31, 2020		$ 0		$ 694	306	0	(1,000)	0
Balance (in shares) at Mar. 31, 2020		0		6,943,125
Balance at Dec. 31, 2019	0	$ 0	$ 694	$ 694	306	0	(1,000)	0
Balance (in shares) at Dec. 31, 2019		0	6,943,125	6,943,125
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class B shares issued	0		$ 744		326	0	(1,070)	0
Class B shares issued (in shares)			7,431,875
Excess cash received over fair value of sponsor warrants	0		$ 0		2,800,000	0	0	2,800,000
Class A shares issued, less fair value of public warrants	$ 5,000		0		481,165,000	0	0	481,170,000
Class A shares issued, less fair value of public warrants (in shares)	50,000,000
Underwriters commissions and offering costs for public shares	$ 0		0		(27,227,257)	0	0	(27,227,257)
Class A shares subject to redemption	$ (4,228)		0		(422,850,180)	0	0	(422,854,408)
Class A shares subject to redemption (in shares)	(42,278,793)
Shares forfeited	$ 0		$ (188)		188	0	0	0
Shares forfeited (in shares)			(1,875,000)
Payment of affiliate note receivable	0		$ 0		0	0	2,070	2,070
Net income	0		0		0	(28,890,395)	0	(28,890,395)
Balance at Dec. 31, 2020	$ 772	$ 772	$ 1,250	$ 1,250	33,888,383	(28,890,395)	0	5,000,010
Balance (in shares) at Dec. 31, 2020	7,721,207	7,721,207	12,500,000	12,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A shares subject to redemption		$ (108)		$ 0	(10,719,891)	0	0	(10,719,999)
Class A shares subject to redemption (in shares)		(1,076,380)		0
Net income		$ 0		$ 0	0	10,719,999	0	10,719,999
Balance at Mar. 31, 2021		$ 664		$ 1,250	$ 23,168,492	$ (18,170,396)	$ 0	$ 5,000,010
Balance (in shares) at Mar. 31, 2021		6,644,827		12,500,000